Fees Summary	Feb. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 820,000
Previously Paid Amount	0.00
Total Fee Amount	125.54
Total Offset Amount	0.00
Net Fee	125.54
Narrative - Max Aggregate Offering Price	$ 820,000
Final Prospectus	true